PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 — PROPERTY AND EQUIPMENT

	December 31
	2018	2019
Cost:
Laboratory equipment	$2,829	$3,242
Office equipment and furniture	258	265
Computers and software	410	490
Leasehold improvements	1,849	1,946
	5,346	5,943
Less:
Accumulated depreciation and amortization	(2,742)	(3,629)
Property and equipment, net	$2,604	$2,314

Depreciation and amortization expense totaled $471, $762 and $887 for the years ended December 31, 2017, 2018 and 2019, respectively.